Prospectus Supplement	August 1, 2016

Putnam Capital Opportunities Fund Prospectuses dated August 30, 2015

Effective September 1, 2016, the sub-section Annual fund operating expenses in the section Fees and expenses will be deleted in its entirety and replaced with the following:

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

				Total annual
		Distribution and		fund operating
Share class	Management fees	service (12b-1) fees	Other expenses	expenses

Class A	0.62%	0.25%	0.31% =	1.18%

Class B	0.62%	1.00%	0.31% =	1.93%

Class C	0.62%	1.00%	0.31% =	1.93%

Class M	0.62%	0.75%	0.31% =	1.68%

Class R	0.62%	0.50%	0.31% =	1.43%

Class R5	0.62%	N/A	0.23%	0.85%

Class R6	0.62%	N/A	0.13%	0.75%

Class Y	0.62%	N/A	0.31% =	0.93%

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.

*** This charge is eliminated after one year.

= Restated to reflect current fees resulting from a change to the fund’s investor servicing arrangements effective September 1, 2016.

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Effective September 1, 2016, the sub-section Example in the section Fees and expenses will be deleted in its entirety and replaced with the following:

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years

Class A	$688	$928	$1,187	$1,924

Class B	$696	$906	$1,242	$2,059

Class B (no redemption)	$196	$606	$1,042	$2,059

Class C	$296	$606	$1,042	$2,254

Class C (no redemption)	$196	$606	$1,042	$2,254

Class M	$515	$861	$1,231	$2,267

Class R	$146	$452	$782	$1,713

Class R5	$87	$271	$471	$1,049

Class R6	$77	$240	$417	$930

Class Y	$95	$296	$515	$1,143

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